Stock Options (Price In US Dollars) (Details) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	1,631
Remaining life (years)	5 years 8 months 23 days
Price In Us Dollars 0.15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	33
Remaining life (years)	5 years 8 months 16 days
Price In Us Dollars 0.18 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	61
Remaining life (years)	5 years 5 months 12 days
Price In Us Dollars 0.20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	254
Remaining life (years)	5 years 3 months 29 days
Price In Us Dollars 0.24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	250
Remaining life (years)	6 years 8 months 26 days
Price In Us Dollars 0.32 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	31
Remaining life (years)	6 years 8 months 16 days
Price In Us Dollars 0.35 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	689
Remaining life (years)	5 years 11 months 19 days
Price In Us Dollars 0.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	94
Remaining life (years)	4 years 11 months 12 days
Price In Us Dollars 0.56 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	100
Remaining life (years)	6 years 18 days
Price In Us Dollars 0.63 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	44
Remaining life (years)	4 years 8 months 12 days
Price In US Dollars 0.80 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	25
Remaining life (years)	6 years 4 months 6 days
Price In Us Dollars 0.98 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	10
Remaining life (years)	6 years 5 months 19 days
Price In Us Dollars 1.80 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	4
Remaining life (years)	1 year 8 months 23 days
Price In Us Dollars 5.04 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	7
Remaining life (years)	2 months 23 days
Price In Us Dollars 5.22 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	2
Remaining life (years)	1 year 5 months 1 day
Price In Us Dollars 7.20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	2
Remaining life (years)	8 months 16 days
Price In Us Dollars 10.26 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	12
Remaining life (years)	4 months 17 days
Price In Us Dollars 11.34 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable	13
Remaining life (years)	1 month 17 days